Capitalized Interest (Details) - Landsea Homes [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party interest pushed down	$ 7,300	$ 12,081	$ 11,115	$ 16,534	$ 16,179
Other interest incurred	15,972	19,697	24,906	24,364	4,323
Total interest incurred	23,272	31,778	36,021	40,898	20,502
Related party interest capitalized	7,300	12,081	11,115	16,534	16,179
Other interest capitalized	15,972	19,697	24,906	24,253	3,678
Total interest capitalized	23,272	31,778	36,021	40,787	19,857
Interest expensed				111	645
Previously capitalized related party interest included in cost of sales	8,653	7,256	15,646	9,164	2,678
Previously capitalized other interest included in cost of sales	14,925	10,900	24,747	7,135	1,306
Related party interest relieved to equity in earnings (loss) from unconsolidated joint ventures	903	1,630	1,908	4,095
Other interest relieved to equity in earnings (loss) from unconsolidated joint ventures	12	23	26	58
Other interest expensed	11			111	645
Total interest expense included in pretax income (loss)	$ 24,504	$ 19,809	$ 42,327	$ 20,563	$ 4,629